Share-Based Compensation (Details 2)	12 Months Ended
Dec. 31, 2015
Himax Media Solutions [Member] | Stock Options 2007 Plan [Member]
Valuation assumptions:
Expected dividend yield	0.00%
Expected volatility	39.94%
Expected term (years)	4 years 4 months 15 days
Risk-free interest rate	2.4776%
Himax Media Solutions [Member] | Stock Options 2009 Plan [Member]
Valuation assumptions:
Expected dividend yield	0.00%
Expected volatility	51.52%
Expected term (years)	4 years 4 months 15 days
Risk-free interest rate	2.00%
Imaging Taiwan [Member] | Stock Options 2012 Plan [Member]
Valuation assumptions:
Expected dividend yield	0.00%
Expected volatility	43.29%
Expected term (years)	3 years 1 month 15 days
Risk-free interest rate	0.87%
Imaging Taiwan [Member] | Stock Options 2013 Plan [Member]
Valuation assumptions:
Expected dividend yield	0.00%
Expected volatility	39.50%
Expected term (years)	2 years 1 month 15 days
Risk-free interest rate	0.85%
Himax Display [Member] | Stock Options 2015 Plan [Member]
Valuation assumptions:
Expected dividend yield	0.00%
Expected volatility	33.52%
Expected term (years)	3 years 1 month 15 days
Risk-free interest rate	0.65%